Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
We did not grant stock options in 2025 and did not time the disclosure of material nonpublic information for the purpose of affecting the value of any executive compensation awarded during fiscal 2025.

Award Timing, How MNPI Considered	did not time the disclosure of material nonpublic information for the purpose of affecting the value of any executive compensation awarded during fiscal 2025
MNPI Disclosure Timed for Compensation Value	false